Shareholders’ Deficit (Details Narrative) - USD ($)							1 Months Ended		3 Months Ended			12 Months Ended
	Sep. 09, 2022	Aug. 11, 2022	Apr. 27, 2022	Feb. 03, 2022	Feb. 02, 2022	Jan. 14, 2022	Mar. 31, 2022	Feb. 18, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 26, 2022	Feb. 17, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized												500,000,000	500,000,000
Preferred Stock, Par or Stated Value Per Share												$ 0.001	$ 0.001
Common stock, shares authorized												1,000,000,000	1,000,000,000
Common Stock, Par or Stated Value Per Share												$ 0.001	$ 0.001
Common stock, shares outstanding												182,934,483	143,840,643
Number of shares issued, value							$ 300,000					$ 1,252,001	$ 718,113
Shares isuued							2,000,000				2,000,000
Cash												40,886	589,668
Convertible debt						$ 50,000
Conversion shares						575,558
Stock Issued During Period, Shares, Issued for Services	227,273	600,000	227,273	500,000	20,000
Stock Issued During Period, Value, Issued for Services	$ 50,000	$ 79,500	$ 50,000	$ 85,000	$ 3,600							$ 268,099	165,000
Stock issued during period, value, new issue													718,113
Stock Issued During Period, Value, Other													270,000
Conversion of interest and fees													$ 15,355
Warrant shares															1,000,000
Warrants issued															500,000
Remaining shares															500,000
Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash						$ 53,222
Line of Credit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aditional common shares												5,064,421
Aditional purchase price												$ 187,000
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Line of credit														$ 5,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding												182,934,483	143,840,643
Number of shares issued												36,443,736	5,065,344
Number of shares issued, value												$ 36,444	$ 5,066
Shares isuued														500,000
Shares isuued, value														$ 80,000
Stock Issued During Period, Shares, Issued for Services												1,574,546	500,000
Stock Issued During Period, Value, Issued for Services												$ 1,574	$ 500
Stock issued during period shares new issue													5,065,344
Stock issued during period shares others													4,671,167
Conversion of interest and fees shares													287,246
Common Stock [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceed from deposit								$ 300,000
Common shares to be issued								1,875,000
Number of shares issued									4,023,368
Number of shares issued, value									$ 450,000
Common Stock Subscriptions [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued										8,527,947	14,953,000	(23,402,000)	(40,000)
Number of shares issued, value										$ 437,450	$ 747,650	$ (1,170,095)	$ (4,000)
Stock Issued During Period, Value, Issued for Services